Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

								Return on Capital
					Value of Initial Fixed $100			Employed (Adjusted
			Average	Average	Investment Based On:			ROCE)
	Summary		Summary	Compensation		Peer Group
	Compensation	Compensation	Compensation	Actually Paid	Total	Total
	Table Total	Actually Paid	Table Total for	to Non-PEO	Shareholder	Shareholder	Net Income		Average
	for PEO	to PEO(1)	Non-PEO NEOs	NEOs(1)	Return(2)	Return(3)	(millions)(4)	1 Year(5)	3 Year(5)
Year (a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2025	3,499,008	909,273	1,056,920	1,002,413	178.25	155.71	60.10	7.9%	13.2%
2024	4,495,698	3,710,611	1,232,110	944,432	222.73	170.25	173.96	12.4%	23.5%
2023	6,315,108	10,548,681	1,737,578	2,508,269	285.78	176.24	195.43	20.1%	28.6%
2022	6,430,893	384,908	2,097,211	342,776	165.75	129.37	298.21	39.9%	26.7%
2021	6,006,289	16,582,019	2,131,000	5,779,949	282.10	157.24	213.52	34.8%	19.4%
(1)

Reflects the CAP for the PEO and the average CAP for the Non-PEO NEOs for the covered years, as computed in accordance with Item 402(v) of Regulation S-K. The following adjustments were made to the Summary Compensation Table total compensation to determine the CAP:

				Reported Change in the
	Reported Summary	Reported Value of	Equity Award	Actuarial Present Value of	Pension Benefit
	Compensation Table Total(i)	Equity Awards(ii)	Adjustments(iii)	Pension Benefits(iv)	Adjustments(v)	Compensation Actually Paid
Year	A	B	C	D	E	A-B+C-D+E
Company’s PEO
2025	3,499,008	1,172,190	(1,406,911)	10,634	—	909,273
Average of Non-PEO NEOs
2025	1,056,920	270,533	216,027	—	—	1,002,413
(i)	Reflects the amounts (or the average amounts for the Non-PEO NEOs) reported in the “Total” column of the Summary Compensation Table for the covered year.
(ii)

Reflects the grant date fair value of equity awards granted to the PEO (or the average amounts with regard to the Non-PEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered year.

(iii)

The equity award adjustments for the covered year include the addition (or subtraction, as applicable) as set forth in the table below. The fair values of equity awards were calculated using closing stock price as of the applicable valuation dates and are not adjusted for present value of dividends (which are not payable with respect to RSUs granted to Named Executive Officers).

	Year End Fair Value	Year over Year Change		Year over Year Change in
	of Equity Awards	in Fair Value of	Fair Value at Vesting Date	Fair Value of Equity Awards	Fair Value of
	Granted During	Outstanding and	of Awards Granted and	Granted in Prior Years	Forfeited Awards at	Total Equity Award
Year	the Fiscal Year	Unvested Equity Awards	Vesting in Same Year	that Vested in the Year	End of Prior Year	Adjustments
Company’s PEO
2025	—	—	—	(433,210)	973,701	(1,406,911)
Average of Non-PEO NEOs
2025	282,386	(35,084)	68,626	(99,900)	—	216,027

(iv)	Reflects the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for the covered years.
(v)

These amounts reflect the actuarially determined service cost for services rendered during the applicable year. The Company’s legacy non-contractual defined benefit pension plan was terminated effective December 31, 2017, and fully liquidated as of December 31, 2019. Therefore, no services costs were incurred in any of the covered years.

(2)	Total Shareholder Return (TSR) is calculated assuming $100 was invested on December 31, 2020, with reinvestment of dividends. All calculations have been prepared by Zacks Investment Research, Inc.
(3)

The 2025 peer group includes the following companies: Covenant Logistics Group, Inc., Forward Air Corporation, Hub Group, Inc., J.B. Hunt Transport Services, Inc., Knight-Swift Transportation Holdings Inc., Landstar System, Inc., Old Dominion Freight Line, Inc., RXO, Inc., Saia, Inc., Schneider National, Inc., TFI International Inc., Werner Enterprises, Inc., and XPO, Inc. Our 2025 peer group is identical to our 2024 peer group.

(4)	Net income as reported in the Company’s audited financial statements for each covered year, which includes, for the applicable years, income from discontinued operations.
(5)

Reflects the one-year and three-year average Adjusted ROCE of the Company as approved by the Compensation Committee for purposes of the Company’s annual cash incentive compensation plan and long-term cash incentive compensation plan for each covered year. The Company has determined that one-year Adjusted ROCE as used in its annual cash incentive compensation plan is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Named Executive Officers, for the most recently completed fiscal year, to Company performance. Because the Company uses three-year average Adjusted ROCE in its long-term cash incentive program as discussed in greater detail in “Compensation Discussion & Analysis — Components of Compensation — Long-Term Incentive Compensation,” the Company is providing, on a supplemental basis, its three-year average Adjusted ROCE for each covered year. For more information, see the section below titled “Financial Performance Measures.”

Company Selected Measure Name	Adjusted ROCE
Named Executive Officers, Footnote	Ms. McReynolds served as Principal Executive Officer (“PEO”) in each year. The names of the non-PEO Named Executive Officers (the “Non-PEO NEOs”) included for purposes of calculating the average amounts in each covered year are as follows: (i) for 2025, Seth K. Runser, J. Matthew Beasley, Dennis L. Anderson II, and Michael R. Johns; (ii) for 2024, Seth K. Runser, J. Matthew Beasley, Dennis L. Anderson II and Michael E. Newcity; (iii) for 2023, J. Matthew Beasley, Seth K. Runser, Dennis L. Anderson II, Michael E. Newcity and David R. Cobb; (iv) for 2022, David R. Cobb, Michael E. Newcity, Seth K. Runser, Daniel E. Loe and Dennis L. Anderson II; and (v) for 2021, David R. Cobb, Michael E. Newcity, James A. Ingram and Dennis L. Anderson II
Peer Group Issuers, Footnote
(3)

The 2025 peer group includes the following companies: Covenant Logistics Group, Inc., Forward Air Corporation, Hub Group, Inc., J.B. Hunt Transport Services, Inc., Knight-Swift Transportation Holdings Inc., Landstar System, Inc., Old Dominion Freight Line, Inc., RXO, Inc., Saia, Inc., Schneider National, Inc., TFI International Inc., Werner Enterprises, Inc., and XPO, Inc. Our 2025 peer group is identical to our 2024 peer group.

Changed Peer Group, Footnote	Our 2025 peer group is identical to our 2024 peer group.
PEO Total Compensation Amount	$ 3,499,008	$ 4,495,698	$ 6,315,108	$ 6,430,893	$ 6,006,289
PEO Actually Paid Compensation Amount	$ 909,273	3,710,611	10,548,681	384,908	16,582,019
Adjustment To PEO Compensation, Footnote

				Reported Change in the
	Reported Summary	Reported Value of	Equity Award	Actuarial Present Value of	Pension Benefit
	Compensation Table Total(i)	Equity Awards(ii)	Adjustments(iii)	Pension Benefits(iv)	Adjustments(v)	Compensation Actually Paid
Year	A	B	C	D	E	A-B+C-D+E
Company’s PEO
2025	3,499,008	1,172,190	(1,406,911)	10,634	—	909,273
Average of Non-PEO NEOs
2025	1,056,920	270,533	216,027	—	—	1,002,413
(i)	Reflects the amounts (or the average amounts for the Non-PEO NEOs) reported in the “Total” column of the Summary Compensation Table for the covered year.
(ii)

Reflects the grant date fair value of equity awards granted to the PEO (or the average amounts with regard to the Non-PEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered year.

(iii)

The equity award adjustments for the covered year include the addition (or subtraction, as applicable) as set forth in the table below. The fair values of equity awards were calculated using closing stock price as of the applicable valuation dates and are not adjusted for present value of dividends (which are not payable with respect to RSUs granted to Named Executive Officers).

	Year End Fair Value	Year over Year Change		Year over Year Change in
	of Equity Awards	in Fair Value of	Fair Value at Vesting Date	Fair Value of Equity Awards	Fair Value of
	Granted During	Outstanding and	of Awards Granted and	Granted in Prior Years	Forfeited Awards at	Total Equity Award
Year	the Fiscal Year	Unvested Equity Awards	Vesting in Same Year	that Vested in the Year	End of Prior Year	Adjustments
Company’s PEO
2025	—	—	—	(433,210)	973,701	(1,406,911)
Average of Non-PEO NEOs
2025	282,386	(35,084)	68,626	(99,900)	—	216,027

(iv)	Reflects the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for the covered years.
(v)

These amounts reflect the actuarially determined service cost for services rendered during the applicable year. The Company’s legacy non-contractual defined benefit pension plan was terminated effective December 31, 2017, and fully liquidated as of December 31, 2019. Therefore, no services costs were incurred in any of the covered years.

Non-PEO NEO Average Total Compensation Amount	$ 1,056,920	1,232,110	1,737,578	2,097,211	2,131,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,002,413	944,432	2,508,269	342,776	5,779,949
Adjustment to Non-PEO NEO Compensation Footnote

				Reported Change in the
	Reported Summary	Reported Value of	Equity Award	Actuarial Present Value of	Pension Benefit
	Compensation Table Total(i)	Equity Awards(ii)	Adjustments(iii)	Pension Benefits(iv)	Adjustments(v)	Compensation Actually Paid
Year	A	B	C	D	E	A-B+C-D+E
Company’s PEO
2025	3,499,008	1,172,190	(1,406,911)	10,634	—	909,273
Average of Non-PEO NEOs
2025	1,056,920	270,533	216,027	—	—	1,002,413
(i)	Reflects the amounts (or the average amounts for the Non-PEO NEOs) reported in the “Total” column of the Summary Compensation Table for the covered year.
(ii)

Reflects the grant date fair value of equity awards granted to the PEO (or the average amounts with regard to the Non-PEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered year.

(iii)

The equity award adjustments for the covered year include the addition (or subtraction, as applicable) as set forth in the table below. The fair values of equity awards were calculated using closing stock price as of the applicable valuation dates and are not adjusted for present value of dividends (which are not payable with respect to RSUs granted to Named Executive Officers).

	Year End Fair Value	Year over Year Change		Year over Year Change in
	of Equity Awards	in Fair Value of	Fair Value at Vesting Date	Fair Value of Equity Awards	Fair Value of
	Granted During	Outstanding and	of Awards Granted and	Granted in Prior Years	Forfeited Awards at	Total Equity Award
Year	the Fiscal Year	Unvested Equity Awards	Vesting in Same Year	that Vested in the Year	End of Prior Year	Adjustments
Company’s PEO
2025	—	—	—	(433,210)	973,701	(1,406,911)
Average of Non-PEO NEOs
2025	282,386	(35,084)	68,626	(99,900)	—	216,027

(iv)	Reflects the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for the covered years.
(v)

These amounts reflect the actuarially determined service cost for services rendered during the applicable year. The Company’s legacy non-contractual defined benefit pension plan was terminated effective December 31, 2017, and fully liquidated as of December 31, 2019. Therefore, no services costs were incurred in any of the covered years.

Compensation Actually Paid vs. Total Shareholder Return

CAP vs. Company TSR and Peer Group TSR

The following graph compares the CAP to Ms. McReynolds and the average amount of CAP to the Non-PEO NEOs with the Company’s cumulative TSR and the peer group TSR over the five years presented. TSR is calculated assuming $100 was invested on December 31, 2020, with reinvestment of dividends. The Company’s cumulative TSR over the five-year period was $178.25 while the cumulative TSR of the peer group was $155.71 over the same period.

CAP VS. COMPANY TSR AND PEER GROUP TSR

Compensation Actually Paid vs. Net Income

CAP vs. Net Income

The following graph compares the CAP to Ms. McReynolds and the average amount of CAP to the Non-PEO NEOs with our net income over the five years presented. While we do not use net income as a compensation performance metric in our executive compensation program, the measure of net income may correlate to Adjusted Operating Income, which we use in our AIP. Because a significant portion of CAP is comprised of equity awards, which have multi-year vesting periods, CAP is more heavily impacted by fluctuations in stock price year-over-year, as compared to net income.

CAP VS. NET INCOME

Compensation Actually Paid vs. Company Selected Measure

CAP vs. Annual and Three-Year Average Adjusted ROCE

The following graph compares the CAP to Ms. McReynolds and the average amount of CAP to the Non-PEO NEOs with (i) our one-year Adjusted ROCE, calculated in accordance with our AIP, and (ii) on a supplemental basis, the average three-year Adjusted ROCE, calculated in accordance with our C-LTIP program, each over the five years presented. While the Company uses several financial performance measures to evaluate performance for purposes of its executive compensation program, the Company has determined that one-year Adjusted ROCE as used in the AIP is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Named Executive Officers, for the most recently completed fiscal year, to Company performance.

CAP VS. ANNUAL AND THREE-YEAR AVERAGE ADJUSTED ROCE

Total Shareholder Return Vs Peer Group

CAP vs. Company TSR and Peer Group TSR

The following graph compares the CAP to Ms. McReynolds and the average amount of CAP to the Non-PEO NEOs with the Company’s cumulative TSR and the peer group TSR over the five years presented. TSR is calculated assuming $100 was invested on December 31, 2020, with reinvestment of dividends. The Company’s cumulative TSR over the five-year period was $178.25 while the cumulative TSR of the peer group was $155.71 over the same period.

CAP VS. COMPANY TSR AND PEER GROUP TSR

Tabular List, Table

As described in greater detail in “Executive Compensation — Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The financial performance measures set forth in the table below (in unranked order), in the Company’s assessment, represent the most important financial performance measures used by the Company to link CAP to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s performance. The measures are utilized in our annual incentive compensation plan (“AIP”) and our cash long-term incentive compensation plan (“C-LTIP”) and are designed with the objective of aligning the executives’ interests with those of the Company’s stockholders.

Performance Measure	Compensation Weighting	For More Information
Adjusted Operating Income	60% of AIP	Page 49
Adjusted ROCE	40% of AIP	Page 49
Average Adjusted ROCE for the three-year performance period	60% of C-LTIP	Page 51
Relative TSR	40% of C-LTIP	Page 51

Total Shareholder Return Amount	$ 178.25	222.73	285.78	165.75	282.1
Peer Group Total Shareholder Return Amount	155.71	170.25	176.24	129.37	157.24
Net Income (Loss)	$ 60,100,000	$ 173,960,000	$ 195,430,000	$ 298,210,000	$ 213,520,000
Company Selected Measure Amount	7.9	12.4	20.1	39.9	34.8
PEO Name	Ms. McReynolds
Equity Awards Adjustments, Footnote
(iii)

The equity award adjustments for the covered year include the addition (or subtraction, as applicable) as set forth in the table below. The fair values of equity awards were calculated using closing stock price as of the applicable valuation dates and are not adjusted for present value of dividends (which are not payable with respect to RSUs granted to Named Executive Officers).

	Year End Fair Value	Year over Year Change		Year over Year Change in
	of Equity Awards	in Fair Value of	Fair Value at Vesting Date	Fair Value of Equity Awards	Fair Value of
	Granted During	Outstanding and	of Awards Granted and	Granted in Prior Years	Forfeited Awards at	Total Equity Award
Year	the Fiscal Year	Unvested Equity Awards	Vesting in Same Year	that Vested in the Year	End of Prior Year	Adjustments
Company’s PEO
2025	—	—	—	(433,210)	973,701	(1,406,911)
Average of Non-PEO NEOs
2025	282,386	(35,084)	68,626	(99,900)	—	216,027

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Adjusted Operating Income, Compensation Weighting % of AIP	60.00%
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted ROCE
Adjusted ROCE, Compensation Weighting % of AIP	40.00%
Measure:: 3
Pay vs Performance Disclosure
Other Performance Measure, Amount	13.2	23.5	28.6	26.7	19.4
Name	Average Adjusted ROCE for the three-year performance period
Average Adjusted ROCE for the three-year performance period, Compensation Weighting % of C-LTIP	60.00%
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Relative TSR, Compensation Weighting % of C-LTIP	40.00%
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,634)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,172,190)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,406,911)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(433,210)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	973,701
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(270,533)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	216,027
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	282,386
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,084)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,626
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (99,900)